Stock-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock Based Compensation [Line Items]
Maximum term of stock options	10 years
Cash received from option exercises	$ 10,000
Options exercised	5,000	0
Number of shares, Options granted	305,329
Stock based compensation expense	$ 1,164,633	$ 571,382
Weighted-average price of options	$ 2.47
Weighted-average remaining contractual life	9 years 2 months 1 day	9 years 11 months 16 days
Research and Development [Member]
Stock Based Compensation [Line Items]
Stock based compensation expense	$ 379,066	$ 7,623
Newly Hired Executive [Member]
Stock Based Compensation [Line Items]
Number of shares, Options granted	500,000
Stock based compensation expense	$ 0
Weighted-average price of options	$ 3.36
Weighted-average remaining contractual life	9 years 7 months 17 days
Newly Hired Executive [Member] | Research and Development [Member]
Stock Based Compensation [Line Items]
Stock based compensation expense	$ 100,000
Pieris Plan [Member]
Stock Based Compensation [Line Items]
Common stock reserved for issuance	3,200,000
Share-based compensation description	(i) 1,000,000 shares, (ii) 4% of the number of shares of the Company's common stock outstanding on such date, and (iii) such other amount determined by the Compensation committee of the Board of Directors.
Common stock outstanding reserved for issuance, shares	1,000,000
Common stock outstanding reserved for issuance, percent	4.00%
Common stock available for grant	487,671
Share-based payment award, vesting term	Vesting periods are determined by our Board of Directors; options primarily vest over a three or four year period.
Number of shares, Options granted	755,329	2,519,500
Pieris Plan [Member] | Newly Hired Executive [Member]
Stock Based Compensation [Line Items]
Number of shares, Options granted	450,000